Financial instruments and fair values - Narrative (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 29, 2026 JPY (¥)	Mar. 29, 2026 CAD ($)	Mar. 30, 2025 JPY (¥)	Mar. 30, 2025 CAD ($)
Contingent consideration included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	¥ (93.5)	$ (0.9)	¥ (1,824.3)	$ (16.2)
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities		0.1		(0.1)
Put option liability included in other long-term liabilities
Disclosure of fair value measurement of assets and liabilities [Line Items]
Gains (losses) recognised in profit or loss excluding exchange differences, fair value measurement, liabilities	¥ 234.9	2.3	¥ 795.1	9.6
Gains (losses) recognised in profit or loss on exchange differences, fair value measurement, liabilities		$ 3.9		$ 2.2
Cash flow forecasts, term (in years)	10 years	10 years